Intangible Assets	6 Months Ended
Jun. 30, 2018
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Intangible Assets

NOTE 13. INTANGIBLE ASSETS

As of June 30, 2018 and December 31, 2017, intangible assets were Ps. 13,974,430 and Ps. 14,678,640, respectively, which are mainly wells unassigned to a reserve, which amounted, as follows:

	June 30, 2018	December 31, 2017
Wells unassigned to a reserve:
Balance at the beginning of period	Ps. 9,088,563	Ps. 8,639,242
Additions to construction in progress	9,810,680	20,553,952
Transfers against expenses	(8,447,877)	(3,663,986)
Transfers against fixed assets	(2,359,312)	(16,440,645)

Balance at the end of period	Ps. 8,092,054	Ps. 9,088,563

In addition, as of June 30, 2018, June 30, 2017 and December 31, 2017, PEMEX recognized expenses related to unsuccessful wells of Ps. 606,244, Ps. 766,688 and Ps. 2,500,638, respectively, directly in its statement of comprehensive income.

The other concepts of intangible assets are:

	June 30, 2018	December 31, 2017
Rights of way	Ps. 2,350,847	Ps.2,311,743
License	3,791,955	3,586,553
Exploration expenses, evaluation of assets and concessoins	2,130,857	1,861,092
Accumulated amortization	(2,391,283)	(2,169,311)

Balance at the end of period	Ps.5,882,376	Ps. 5,590,077